Financial risk management and fair value estimates (Details 1) - Market Risk [Member] - Urban Properties And Investments Business [Member] - Operation Center In Argentina [Member] - ARS ($)
$ in Millions
	Jun. 30, 2018	Jun. 30, 2017
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	$ (13,692)	$ (11,567)
USD | Argentina, Pesos
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	(13,324)	(11,436)
USD | UYU
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset	(368)	(131)
USD | US Dollar
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset
ILS
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset		1
ILS | Argentina, Pesos
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset
ILS | UYU
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset
ILS | US Dollar
Disclosure of risk management strategy related to hedge accounting [line items]
Net monetary position (Liability)/Asset		$ 1